INVESTMENTS	12 Months Ended
Dec. 31, 2023
INVESTMENTS
INVESTMENTS

4.           INVESTMENTS

	As of December 31,
	2022	2023
	US$	US$
Short-term investments
Short-term held-to-maturity debt investments	4,753	54,224
Structured note - maturity within 1 year	104,052	52,296
Total short-term investments	108,805	106,520

As of December 31, 2022 and 2023, the Company held short-term held-to-maturity debt investments, which included debt instruments issued by financial institutions, such as time deposits and structured deposits with maturities of less than one year for which the Company has the positive intent and ability to hold those securities to maturity.

Interest income on the short-term debt investment and cash and cash equivalents and restricted cash of US$11,925, US$6,854 and US$5,958 were recognized for the years ended December 31, 2021, 2022 and 2023, respectively.

Structured note

On October 29, 2019, Beijing Soufang Network Technology Co., Ltd. (“Beijing Soufang”), a PRC subsidiary of the Company, through a consolidated trust, purchased a 364-day RMB denominated structured note issued by GTJA in the total consideration of RMB720,000,000 (equivalent to US$102,009). In connection with the issuance of the structured note, GTJA purchased the 364-day RMB denominated short-term bond issued by Fang Holdings Limited (the “Bond”) in the total consideration of RMB720,000,000 (equivalent to US$102,009) (Note 11). Funds corresponding to the principal and interest paid by Fang Holdings Limited on the underlying Bond are received within the structure managed via GTJA. Pursuant to the agreement, GTJA is required to apply these funds to settle the principal and interest due on its structured note held for Beijing Soufang. The transfer of the structured note is subject to prior written consent of GTJA.

In 2020, Fang Holdings Limited redeemed the 1-year Bond and reissued a 3-year Bond. On September 21, 2022, the Company extended the trust term by one additional year to October 21, 2023. As of December 31, 2022, the structured note had less than one year until maturity and was classified as a current asset.

On September 21, 2023, Beijing Soufang entered into a new trust agreement, which continued the terms and structure of the prior arrangement. This new agreement was executed as a contractual continuation of the original structured note and extended the maturity to October 21, 2024. In connection with the execution of this agreement, the Company redeemed 50% of the outstanding principal and received the corresponding cash repayment. As a result, 50% of the original investment remained outstanding as of December 31, 2023, and was classified as a current asset due to its maturity within one year.

	As of December 31,
	2022	2023
	US$	US$
Equity Investments with Readily Determinable Fair Values	7,298	3,260
Equity method investments carried at fair value	16,819	31,211
Equity Investments without Readily Determinable Fair Values:	46,709	44,180
Equity method investments	27,031	25,875
Total long-term investments	97,857	104,526

4.           INVESTMENTS (continued)

Equity investments with readily determinable fair values:

Equity investments with readily determinable fair values consist of equity securities, including publicly traded stocks measured at quoted market prices. In 2023, the Company disposed of certain equity investments with readily determinable fair values through open market transactions and received total proceeds of US$3,267. The disposal resulted in a realized gain of US$667, which was recognized in consolidated statements of comprehensive loss in the year ended December 31, 2023.

Equity method investments carried at fair value

As of December 31, 2022, the investment was measured at fair value using quoted prices (Level 1). After the investee’s delisting in 2023, the Company continued to apply fair value measurement for the investee using Level 3 inputs based on an independent valuation.

The following table summarizes the changes in equity investments measured at fair value, including those with readily determinable fair values and equity method investments for which the fair value option has been elected:

	Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Fair value at the beginning of the year	73,089	23,127	24,117
Purchase of securities	—	—	14,479
Disposal of securities	(30,683)	—	(2,597)
Change in fair value of securities	(19,142)	828	(1,523)
Foreign currency translation adjustments	(137)	162	(5)
Fair value at the end of the year	23,127	24,117	34,471

For the years ended December 31, 2021, 2022 and 2023, the Company recorded a net gain of US$16,658 in 2021, nil in 2022, and a net gain of US$667 in 2023, from the disposal of marketable securities, which is reflected in the Company’s consolidated statements of comprehensive income (loss).

Equity investments without Readily Determinable Fair Values

Equity investments in private companies without readily determinable fair value and do not qualify for the NAV practical expedient is accounted for under measurement alternative at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any in accordance with ASC 321. In 2023, the Company disposed of certain equity investments without readily determinable fair values. The disposal generated cash proceeds of US$3,245 and resulted in a realized gain of US$1,484, which was recognized in consolidated financial statements for the year ended December 31, 2023. The total carrying value of investment accounted for under measurement alternative held as of December 31, 2022 and 2023 were as follows:

	As of December 31,
	2022	2023
	US$	US$
Initial cost basis	48,210	44,886
Accumulated impairment	(1,501)	(706)
Total carrying value	46,709	44,180

For the years ended December 31, 2021, 2022 and 2023, US$390, US$270, and nil impairment was recorded for investments in equity investments without readily determinable fair value in the Company’s consolidated statements of comprehensive income (loss).

4.           INVESTMENTS (continued)

For the years ended December 31, 2021, 2022, and 2023, the Company recorded a net gain of US$17,233 and US$1,484 in 2021 and 2023, respectively from disposal of investment without readily determinable fair values, with nil for 2022, as reflected in the Company’s consolidated statements of comprehensive income (loss).

Equity Method Investments

The Company applies the equity method of accounting to account for its equity investments in common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. As of December 31, 2022, and 2023, the carrying amounts of these equity investments were US$27,031 and US$25,875, respectively. The Company recognized investment loss of US$156, US$236 and US$709 for the years ended December 31, 2021, 2022 and 2023, respectively.

Long-term Time Deposits

As of December 31, 2023, the Company held fixed-rate long-term time deposits with commercial banks, which will mature in June 2025.